Share Capital and Share Premium - Summary of Movement in the Share Capital (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 25,241	£ 29,960
Beginning balance, Shares | shares	24,185,000	24,102,000
Issue of share capital	£ 79,834
Issue of shares on exercise of options, Shares | shares		83,000
Exercise of share options	£ 120	£ 200
Exercise of share options, Shares | shares	30,000	83,250
Issue of share capital, Shares | shares	7,596,000
IPO costs	£ (413)
Ending balance	£ 93,420	£ 25,241
Ending balance, Shares | shares	31,811,000	24,185,000
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 663	£ 659
Issue of share capital	304	4
Exercise of share options	1	4
Bonus issue to series B shareholders	304
Ending balance	1,272	663
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	42,770	42,574
Issue of share capital	79,530	196
Reduction in share premium	(42,466)
Exercise of share options	119	196
Bonus issue to series B shareholders	(304)
IPO costs	(413)
Ending balance	£ 79,236	£ 42,770